July 1, 2011

ROCHDALE INVESTMENT TRUST

Rochdale Dividend & Income Portfolio
Rochdale Intermediate Fixed Income Portfolio
Rochdale Fixed Income Opportunities Portfolio

Supplement dated July 1, 2011
to the Prospectus dated April 30, 2011

Rochdale Dividend & Income Portfolio

The sixth sentence of the “Principal Investment Strategies” section for the Rochdale Dividend & Income Portfolio on page 15 is hereby deleted and replaced with the following:

“The Portfolio may invest in debt securities of any maturity or duration including those from both corporate and municipal issuers as well as asset-backed securities.”

The discussion of “Liquidity Risk” in the “Principal Risks” section for the Rochdale Dividend & Income Portfolio on page 16 is hereby deleted and replaced with the following:

“Liquidity Risk -- Bank loans, high yield bonds, floating rate securities and lower rated securities may experience illiquidity, particularly during certain periods of financial or economic distress, causing the value of the investments to decline.  The Portfolio might find it more difficult to sell the investments when illiquid or receive less than the security is worth were the security sold.  Additionally, one or more of the instruments in which the Portfolio invests may be permanently illiquid in nature and market prices for these instruments are unlikely to be readily available at any time. In the absence of readily available market prices or, as is expected to be the case for certain illiquid asset-backed investments, the absence of any pricing service or observable pricing inputs, the valuation process will depend on the evaluation of factors such as prevailing interest rates, creditworthiness of the issuer, the relative value of the cash flows represented by the underlying assets and other factors.  The resulting values, although arrived upon through a good faith process, may be inaccurate and may affect the Portfolio’s net asset value. ”

The first sentence of the third paragraph of the “Principal Investment Strategies” section for the Rochdale Dividend & Income Portfolio on page 32 is hereby deleted and replaced with the following:

“Fixed income securities in which the Portfolio may invest include corporate debt obligations, debt obligations of the U.S. or municipal government and agencies, debt obligations of foreign governments or corporations including those in emerging markets, bank obligations, commercial paper, repurchase agreements, Eurodollar obligations, high-yield obligations and asset-backed securities.  ”

Rochdale Intermediate Fixed Income Portfolio

The following sentence is hereby added to the “Principal Investment Strategies” section for the Rochdale Intermediate Fixed Income Portfolio on page 19 after the fourth sentence:

“Fixed income securities in which the Portfolio will invest may include asset-backed securities.”

The discussion of “Liquidity Risk” in the “Principal Risks” section for the Rochdale Intermediate Fixed Income Portfolio on page 19 is hereby deleted and replaced with the following:

“Liquidity Risk -- Bank loans, high yield bonds, floating rate securities and lower rated securities may experience illiquidity, particularly during certain periods of financial or economic distress, causing the value of the investments to decline.  The Portfolio might find it more difficult to sell the investments when illiquid or receive less than the security is worth were the security sold.  Additionally, one or more of the instruments in which the Portfolio invests may be permanently illiquid in nature and market prices for these instruments are unlikely to be readily available at any time. In the absence of readily available market prices or, as is expected to be the case for certain illiquid asset-backed investments, the absence of any pricing service or observable pricing inputs, the valuation process will depend on the evaluation of factors such as prevailing interest rates, creditworthiness of the issuer, the relative value of the cash flows represented by the underlying assets and other factors.  The resulting values, although arrived upon through a good faith process, may be inaccurate and may affect the Portfolio’s net asset value. ”

In the “Principal Investment Strategies” section on page 33 of the Portfolio’s Prospectus, the following sentence is hereby added at the end of the first paragraph:

“Fixed income securities in which the Portfolio will invest may include asset-backed securities.”

Rochdale Fixed Income Opportunities Portfolio

The discussion of “Liquidity Risk” in the “Principal Risks” section for the Rochdale Fixed Income Opportunities Portfolio on page 22 is hereby deleted and replaced with the following:

“Liquidity Risk -- Bank loans, high yield bonds, floating rate securities and lower rated securities may experience illiquidity, particularly during certain periods of financial or economic distress, causing the value of the investments to decline.  The Portfolio might find it more difficult to sell the investments when illiquid or receive less than the security is worth were the security sold.  Additionally, one or more of the instruments in which the Portfolio invests may be permanently illiquid in nature and market prices for these instruments are unlikely to be readily available at any time. In the absence of readily available market prices or, as is expected to be the case for certain illiquid asset-backed investments, the absence of any pricing service or observable pricing inputs, the valuation process will depend on the evaluation of factors such as prevailing interest rates, creditworthiness of the issuer, the relative value of the cash flows represented by the underlying assets and other factors.  The resulting values, although arrived upon through a good faith process, may be inaccurate and may affect the Portfolio’s net asset value. ”

All Portfolios

The following language is hereby added to the “Principal Risks of Investing in the Portfolios” section beginning on page 38:

“Risks of Litigation Proceeds Purchase Contracts.  Each of the Dividend & Income, Intermediate Fixed Income and Fixed Income Opportunities Portfolios may make substantial investments in asset-backed securities backed (“Litigation Advance Notes”) by the income generated by litigation proceeds purchase contracts.  The owner of such a contract is entitled to receive a specified sum of money when and if a “Claimant” (which term means an individual who has filed a lawsuit, is entitled to file a lawsuit, or has settled a lawsuit) and/or the Claimant’s attorney collects on the claim upon which the lawsuit is based.  If no amounts are ever collected by the Claimant or the Claimant’s attorney in connection with the claim, no amount will be owed under the litigation proceeds purchase contract.  The various transactions and legal processes involved in the origination, transfer and servicing of litigation proceeds purchase contracts occur in the context of a highly regulated legal environment.  Relevant laws and regulations are subject to constant change.  Law and professional regulation (including ethics regulations) associated with acquiring or otherwise taking a financial position or commercial interest with respect to a lawsuit is particularly complex and uncertain.  Various jurisdictions prohibit or restrict purchasing claims from claimants, assigning certain kinds of claims, and/or participating in a lawyer’s contingent fee interests (including ethical rules against sharing fees with lawyers and non-lawyers).  In addition, some jurisdictions do not have a specific law in place validating the legality of litigation proceeds purchase contracts.  This lack of legislation or regulation provides the opportunity for new legislation or regulation to be introduced which may make impermissible or otherwise limit the ability to make such advances within the state.  Although the Adviser believes that any such new law would likely not be applied retroactively to currently existing contracts, there can be no guaranty that retroactive application will not be attempted.

Although applicable eligibility criteria require that the pool of contracts underlying the Portfolios’ investments include only contracts involving claims where the adverse party is insured by a financially viable insurance company or is itself a self-insured company with a specified credit rating, there remains a possibility that the adverse party and/or its insurer could become insolvent and seek protection under the federal bankruptcy or state insolvency laws.  Such action could delay or reduce the payments under the contracts, which in turn, could delay or reduce the principal and interest payments, thus negatively affecting the value of the Litigation Advance Notes.  Additionally, there is no guarantee that the underlying cases will settle or resolve within the expected time period, or that litigation will not be prolonged, thereby creating the possibility of significant delay in the receipt of payments, which in turn, could delay or reduce the principal and interest payments on the Litigation Advance Notes.

Ultimately, the ability of the Litigation Advance Notes to provide the level of income anticipated is substantially dependent on whether or not the claims to which the underlying contracts relate are favorably resolved and therefore produce the financial results expected within the expected time frame.  Assessing the values, strengths and weaknesses of a case is complex and the outcome is not certain.  The Advisor, although it has participated in establishing the selection criteria for the underlying contracts, is relying on the limited information and documentation relating to those underlying contracts.  Case selection is a subjective process and there is no guarantee that the cases will provide the anticipated payouts.  Moreover, successful resolution of underlying claims is dependent on the ability of the lawyers representing the Claimants to prosecute claims with due skill and care.  If they are not able to do this, or do not do this for other reasons, it is likely to have a material adverse affect on the underlying contracts, potentially preventing the issuer from making payments on the Litigation Advance Notes.  Neither the issuer nor the Advisor has the right to control or influence the management, prosecution, disposition or settlement of a Claimant’s case.  Should any claim be dropped or if a lawsuit fails to be filed, or is dismissed for any reason, whether substantive or procedural, there would be no proceeds from the related litigation proceeds purchase contract, even if the Claimant is able to initiate the claim again in another jurisdiction and does in fact ultimately settle or prevail in that other jurisdiction.

Please retain this Supplement with your Prospectus.